Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid in capital		Foreign currency cumulative translation reserve	Accumulated deficit	Total
Balance at Dec. 31, 2021	$ 79	$ 83,125		$ (799)	$ (74,688)	$ 7,717
Balance (in Shares) at Dec. 31, 2021	1,370,633
Comprehensive loss for the year				(778)	(11,092)	(11,870)
Issuance of shares and prefunded warrants	$ 9	7,165				7,174
Issuance of shares and prefunded warrants (in Shares)	151,765
Share-based compensation		1,612				1,612
Balance at Dec. 31, 2022	$ 88	91,902		(1,577)	(85,780)	4,633
Balance (in Shares) at Dec. 31, 2022	1,522,398
Comprehensive loss for the year				(476)	(9,648)	(10,124)
Exercise of prefunded warrants	$ 2	102				$ 104
Exercise of prefunded warrants (in Shares)	34,077
Exercise of options (in Shares)
Deemed dividend of $ 92 (change in terms of warrants (Series 3))
Issuance of shares and prefunded warrants	$ 30	6,456				6,486
Issuance of shares and prefunded warrants (in Shares)	533,238
Share-based compensation	$ 4	1,777				1,781
Share-based compensation (in Shares)	62,032
Balance at Dec. 31, 2023	$ 124	100,237		(2,053)	(95,428)	$ 2,880
Balance (in Shares) at Dec. 31, 2023	2,151,745					2,151,745
Comprehensive loss for the year					(6,772)	$ (6,772)
Exercise of prefunded warrants			[1]				[1]
Exercise of prefunded warrants (in Shares)	648,890
Warrants reclassified to equity (Note 11B)		706				706
Warrants reclassified to liabilities (Note 11B)		(1,649)				(1,649)
Exercise of options		3				$ 3
Exercise of options (in Shares)	1,805					1,805	[2]
Issuance of shares and prefunded warrants		8,233				$ 8,233
Issuance of shares and prefunded warrants (in Shares)	4,952,422					3,712,421
Share-based compensation		1,085				$ 1,085
Share-based compensation (in Shares)	339,929
Balance at Dec. 31, 2024	$ 124	$ 108,615		$ (2,053)	$ (102,200)	$ 4,486
Balance (in Shares) at Dec. 31, 2024	8,094,791					8,094,791

[1]	Less than one thousand U.S. dollars.
[2]	Including options exercised. Average share price for options exercised in 2024 – $ 5.79.